Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets
Schedule of intangible assets

		Consolidated Group
	Note	2024 A$	2023 A$
Carrying amounts of:
Databases		659,882	895,057
Websites		58,500	-
Trademarks		12,133	29,314
Patents		-	15,363
Capitalised development costs		3,474,451	2,780,538
		4,204,966	3,720,272

Databases
Opening balance	895,057	1,238,787
Additions	53,420	211,026
Disposals	-	(54,285)
Amortisation expense	(288,595)	(500,471)
Carrying amount for databases	659,882	895,057

Websites
Opening balance		-	-
Additions	(a)	58,500	-
Disposals		-	-
Amortisation expense		-	-
Carrying amount for patents		58,500	-

Patents
Opening balance	29,314	31,979
Additions	-	-
Disposals	(29,314)	-
Amortisation expense		(2,665)
Carrying amount for patents	-	29,314

Trademarks
Opening balance	15,363	18,593
Additions	-	-
Disposals	-	-
Amortisation expense	(3,230)	(3,230)
Carrying amount for trademarks	12,133	15,363

Capitalised development costs
Opening balance		2,780,538	945,820
Additions	(b)	1,629,897	2,482,843
Disposals		-	-
Amortisation expense		(935,984)	(648,125)
Carrying amount for trademarks		3,474,451	2,780,538

(a)

On 19 February 2024, the Company entered into an agreement with Localista to acquire the digital assets of scoop.com.au. The Company acquired the asset to bolster its existing portfolio of online directory assets (which includes Hotfrog, AussieWeb and PinkPages) and to further its R&D and commercial efforts. The scoop.com.au domain name is a well-recognised brand in the travel, lifestyle and entertainment niche and at the time of acquisition, the domain name had a Moz Domain Authority score of 36, approximately 48,000 backlinks (including approximately 5,000 Wikipedia backlinks) and ranked for over 157,000 relevant organic keywords (according to Semrush). Contemporaneously, the Company entered into a separate agreement with Localista to provide SEO consulting services to Localista. The SEO consulting services related to the upgrade of the entire website structure of an online property owned by Localista comprising in excess of 700,000 individual listing pages. The services were completed over a 3 month period ending in June 2024.

Due to the nature of the transaction, the scoop.com.au asset was required to be assessed on a fair value basis, being $58,500. Accordingly, revenue from the SEO consulting services provided to Localista was also recognized as $58,500. The performance obligation was satisfied at the point in time when control of the services was transferred to Localista and the timing of revenue recognition was based on the transfer of control of services to Localista.

Significant judgements were made in determining the fair value of the asset and the services.

(b)	During the year ended 30 June 2024, the Company has capitalised a significant portion of its expenditure relating to the development of, amongst other things: Entity-based SEO technologies, upgrades to the technology Platform culminating in the release of version 3.0 (including enhanced metrics and reporting, Site Builder enhancements, expanded theme library, Campaign Manager enhancements, migration to Google Analytics 4 and keyword validation), performance-based pricing model, further development of the Locafy API to support the ingestion of data to produce web pages at scale and our Article Accelerator product. The Company is commercialising this developed technology and accordingly, the development expense will be amortized over future periods.